Commitment and Contingencies - Purchase Obligations (Table) (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Vessels shipbuilding contracts and acquisitions
1st year	$ 258,270
Total	258,270
Total obligations
1st year	258,270
Total	$ 258,270